[CLIFFORD CHANCE LETTERHEAD]

October 17, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Alternative Investment Partners Absolute Return Fund STS (the “Fund”)

File Numbers 811-21831 & 333-145629

To Whom It May Concern:

I enclose the Fund’s Schedule TO, along with exhibits thereto, to be filed via EDGAR on or about the date hereof in connection with a repurchases offer to be conducted by the Fund.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz